Note 16 - Variable Interest Entities (Details Textual)	Dec. 31, 2025
Minimum [Member]
Limited Partner Equity Interest in Real Estate Portfolio	1.00%
Maximum [Member]
Limited Partner Equity Interest in Real Estate Portfolio	2.00%